(11) Monitoring Equipment (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Depreciation Expense	$ 342,676	$ 319,411	$ 1,010,757	$ 1,106,509
Reserve for future monitoring equipment impairment			450,000
Disposal of lease monitoring equipment			$ 89,093	$ 88,839